STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 2) - USD ($)				9 Months Ended	12 Months Ended
		Nov. 30, 2018	Nov. 18, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Granted		600,000	600,000			19,950,000
Nonvested Stock Options [Member]
Number of Shares
Balance, Beginning				2,016,666	2,666,667
Granted				1,500,000	1,600,000	19,950,000
Vested				(2,408,334)	(2,250,001)	(16,833,333)
Cancelled/forfeited/expired						(450,000)
Balance, Ending				1,108,332	2,016,666	2,666,667
Weighted-Average Grant Date Fair Value
Balance, Beginning				$ 0.18	$ 0.06
Granted				0.18	0.27	0.07
Vested				0.16	0.10	0.07
Cancelled/forfeited/expired						0.08
Balance, Ending				$ 0.21	$ 0.18	$ 0.06
Aggregate Intrinsic Value
Exercisable	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.10 for our common stock on September 30, 2019.